Organization and Business Description - Schedule of Financial Statements of Texxon and its Subsidiaries (Details)	12 Months Ended
Jun. 30, 2025
Texxon Hong Kong Limited (“Texxon HK”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Jan. 28, 2022
Place of incorporation	Hong Kong
Percentage of control	100.00%
Percentage of economic interest	100.00%
HuanSu Technology (Henan) Co., Ltd., (“WFOE”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Mar. 08, 2024
Place of incorporation	PRC
Percentage of control	100.00%
Percentage of economic interest	100.00%
Zhejiang Net Plastic Technology Co., Ltd. (“Net Plastic Technology”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Sep. 27, 2011
Place of incorporation	PRC
Percentage of control	92.70%
Percentage of economic interest	92.70%
Qingdao Zhongguang Yiyun Supply Chain Management Co., Ltd. (“Qingdao Zhongguang”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Jun. 28, 2020
Place of incorporation	PRC
Percentage of control	100.00%
Percentage of economic interest	92.70%
Net Plastic Technology (Henan) Co., Ltd. (“Net Plastic Henan”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Apr. 15, 2022
Place of incorporation	PRC
Percentage of control	75.00%
Percentage of economic interest	69.50%
Anhui Zhongke Net Plastic Technology Co., Ltd. (“Net Plastic AH”)[Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Dec. 25, 2020
Place of incorporation	PRC
Percentage of control	100.00%
Percentage of economic interest	92.70%
Net Plastic (Ningbo) Supply Chain Management Co., Ltd. (“Net Plastic NB”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Oct. 22, 2018
Place of incorporation	PRC
Percentage of control	100.00%
Percentage of economic interest	92.70%
Shanghai Net Plastic Supply Chain Management Co, Ltd. (formerly known as Jiangsu Net Plastic Supply Chain Management Co., Ltd. (“Net Plastic SH”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Jan. 14, 2022
Place of incorporation	PRC
Percentage of control	100.00%
Percentage of economic interest	92.70%
Henan Net Plastic Supply Chain Management Co., Ltd. (“Net Plastic Supply Chain”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Jul. 18, 2022
Place of incorporation	PRC
Percentage of control	100.00%
Percentage of economic interest	69.50%
Henan Net Plastic New Material Technology Co., Ltd. (“Net Plastic New Material”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Aug. 03, 2022
Place of incorporation	PRC
Percentage of control	56.00%
Percentage of economic interest	38.90%
Henan Net Plastic Chemical Distribution Co., Ltd. (“Net Plastic Distribution”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Apr. 26, 2022
Place of incorporation	PRC
Percentage of control	51.00%
Percentage of economic interest	35.50%
Beijing Yongsu Technology Co., Ltd. (“Beijing Yongsu”) [Member]
Schedule of Financial Statements of Texxon and its Subsidiaries [Line Items]
Date of incorporation	Nov. 10, 2023
Place of incorporation	PRC
Percentage of control	100.00%
Percentage of economic interest	92.70%